Description of the plan - Additional Information (Details) - EBP 002 - USD ($)			12 Months Ended
		Jan. 01, 2026	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Employee benefit plan, participants before tax contribution deferral rate			6.00%
Employee benefit plan, eligible compensation period			45 days
Employee benefit plan, participant annual eligible compensation			50.00%
Employee benefit plan, matching contributions			50.00%
Employee benefit plan, contribution participant compensation matched percentage			8.00%
Employee benefit plan, notes receivable from participants account minimum borrowing amount			$ 1,000
Employee benefit plan, notes receivable from participants account maximum borrowing amount			$ 50,000
Employee benefit plan, notes receivable from participants account maximum percentage			50.00%
Employee benefit plan, vesting percentage			100.00%
Employee benefit plans contribution vesting description			All Participant contributions are always 100% vested in the Plan. Matching and Core Contributions to a Participant's account are vested upon a Participant's completion of three years of service, or when a Participant reaches the age of 65, is disabled or dies. Years of service include service with National Grid, LIPA and another PSEG entity, as described above.
Subsequent Event
EBP, Description of Plan [Line Items]
Employee benefit plan minimum annual catch up contribution amount		$ 150,000
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, participants after tax contribution percentage			15.00%
Participant loan, interest rate	[1]		8.50%
Employee benefit plan distribution of benefit vesting balance			$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, participants after tax contribution percentage			1.00%
Participant loan, interest rate	[1]		3.25%

[1]	Permitted party-in-interest transactions.